Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	ELBIT VISION SYSTEMS LTD
Entity Central Index Key	0001011664
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	74,915,937
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,392	$ 730
Restricted deposit (short term)	30	90
Accounts receivable:
Trade (net of allowance for doubtful account 2012- $50 thousands, 2011- $63 thousands)	1,099	793
Other	159	121
Inventories	773	476
Total current assets	3,453	2,210
INVESTMENTS AND LONG-TERM RECEIVABLES:
Severance pay fund	283	221
Other long-term receivables and investment	186	225
Total investments and long-term receivables	469	446
PROPERTY AND EQUIPMENT (net of accumulated depreciation and amortization)	43	50
OTHER ASSETS
Goodwill	242	242
Total assets	4,207	2,948
CURRENT LIABILITIES:
Credit from banks	183	190
Current Maturities of Long Term Loan from Shareholders and Other	568	361
Accounts payable and accruals:
Trade	917	437
Deferred income	64	498
Other	470	411
Total current liabilities	2,202	1,897
LONG-TERM LIABILITIES:
Long term loans (net of current maturities)	1,189	1,633
Other Long Terms Liabilities	790	862
Accrued severance pay	300	241
Total long-term liabilities	2,279	2,736
Total liabilities	4,481	4,633
SHAREHOLDERS' DEFICIENCY:
Share capital - ordinary shares of NIS 1 par value ('Ordinary Shares'); Authorized - 120,000,000 Ordinary Shares as of December 31, 2012 and 2011 Issued and outstanding: December 31, 2012- 74,915,937; December 31, 2011- 69,652,779	16,939	15,556
Additional paid-in capital	24,695	25,491
Accumulated deficit	(41,908)	(42,732)
Total shareholders' deficiency	(274)	(1,685)
Total liabilities and shareholders' deficiency	$ 4,207	$ 2,948

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 50		$ 63
Ordinary shares, par value per share		1		1
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	74,915,937	74,915,937	69,652,779	69,652,779
Ordinary shares, shares outstanding	74,915,937	74,915,937	69,652,779	69,652,779

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Sale of products	$ 5,882	$ 4,802	$ 3,273
Services rendered	826	843	639
Total revenues	6,708	5,645	3,912
Cost of revenues:
Cost of products sold	2,507	1,564	1,540
Cost of services rendered	454	456	420
Total cost of revenues	2,961	2,020	1,960
Gross profit	3,747	3,625	1,952
Research and development costs - net	682	643	494
Selling, general and administrative expenses:
Marketing and selling	1,371	1,244	921
General and administrative	734	656	802
Operating Profit (loss)	960	1,082	(265)
Financial income (expenses) - net	(134)	31	(291)
Profit (loss) before other expenses	826	1,113	(556)
Other expenses	(2)	(24)	(307)
Profit (loss) before taxes on income	824	1,089	(863)
Taxes on income
Net Profit (loss) for the year before discontinued operation	824	1,089	(863)
Loss from discontinued operation			(1,946)
Net profit from disposal of discontinued operation			5,436
Total profit from disposal of discontinued operation			3,490
Net Profit for the year	$ 824	$ 1,089	$ 2,627
Profit (loss) per share:
Basic earnings (loss) per share from continuing operations(1)	$ 0.012	$ 0.016	$ (0.012)
Diluted earnings (loss) per share from continuing operations(1)	$ 0.012	$ 0.015	$ (0.012)
Basic earnings per share from discontinued operations(1)	$ 0	$ 0	$ 0.05
Diluted earnings per share from discontinued operations(1)	$ 0	$ 0	$ 0.05
Weighted average number of shares used in Computation of loss per share -
Basic	70,042	69,653	69,653
Diluted	71,639	71,309	69,741

STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
BALANCE	$ (1,685)		$ (5,429)	$ (5,429)
BALANCE, shares	69,652,779
CHANGES DURING PERIOD
Profit for the year	824		1,089	2,627
Issuance of share capital and warrants (note 10a)	511
Issuance of debt beneficiary conversion feature	51
Share based compensation expenses	25		35	(7)
BALANCE	(274)		(1,685)	(5,429)
BALANCE, shares	74,915,937		69,652,779
Share Capital [Member]
BALANCE	15,556		15,556	15,556
BALANCE, shares	69,653		69,653	69,653
CHANGES DURING PERIOD
Profit for the year
Issuance of share capital and warrants (note 10a)	1,383
Issuance of share capital and warrants, shares (note 10a)	5,263
Issuance of debt beneficiary conversion feature
Issuance of debt beneficiary conversion feature, shares
Share based compensation expenses
BALANCE	16,939		15,556	15,556
BALANCE, shares	74,916		69,653	69,653
Additional paid-in Capital [Member]
BALANCE	25,491		25,463	25,463
CHANGES DURING PERIOD
Profit for the year
Issuance of share capital and warrants (note 10a)	(872)	[1]
Issuance of debt beneficiary conversion feature	51	[1]
Share based compensation expenses	25		35	(7)
BALANCE	24,695		25,491	25,463
Accumulated deficit [Member]
BALANCE	(42,732)		(46,448)	(46,448)
CHANGES DURING PERIOD
Profit for the year	824		1,089	2,627
Issuance of share capital and warrants (note 10a)
Issuance of debt beneficiary conversion feature
Share based compensation expenses
BALANCE	$ (41,908)		$ (42,732)	$ (46,448)

[1]	Net of share issuance costs in the amount of $40

STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY [Abstract]
Share issuance costs	$ 40

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net profit (loss)	$ 824,000	$ 1,089,000	$ 2,627,000
Capital gain from disposal of discontinued operations			(5,436,000)
Net profit (loss) from discontinued operations			1,946,000
Net profit (loss) from continuing operations	824,000	1,089,000	(863,000)
Adjustments to reconcile net profit (loss) for the period
Depreciation and amortization	7,000	13,000	384,000
Loss from disposal of property			75,000
Liability for employee rights upon retirement	59,000	42,000	(655,000)
Stock based compensation	25,000	35,000
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	(306,000)	(556,000)	1,041,000
Decrease (increase) in other accounts receivable	(38,000)	(51,000)	245,000
Increase (decrease) in trade accounts payable	480,000	(127,000)	(103,000)
Changes in Deferred income	(434,000)	297,000	654,000
Increase (decrease) in other accounts payable	59,000	28,000	(2,829,000)
Decrease (increase) in inventories	(297,000)	(1,000)	(3,000)
Net cash provided by (used in) operating activities - continuing operations	379,000	769,000	(2,054,000)
Net cash used in operating activities -discontinued operations			(1,945,000)
Net cash provided by (used in) operating activities	379,000	769,000	(3,999,000)
Cash flows from investing activities:
Purchase of property and equipment	(2,000)	(13,000)	(25,000)
Long-term receivables	39,000	46,000	(70,000)
Redemption of (investment in) restricted deposit	60,000	(58,000)	435,000
Proceeds from disposal of discontinued operations	2,000		547,000
Funds severance pay	(62,000)	(77,000)	228,000
Net cash provided by (used in) investing activities-continuing operations	37,000	(102,000)	1,115,000
Net cash provided by investing activities-discontinued operations			897,000
Net cash provided by (used in) investing activities	37,000	(102,000)	2,012,000
Cash flows from financing activities:
Issuance of share capital and warrants - net of issuance costs	760,000
Short-term credit from bank - net	(7,000)	20,000	(744,000)
Proceeds from loan from shareholder			270,000
Repayments of loan from Shareholder	(260,000)	(120,000)
Proceeds from Long-terms loan			920,000
Repayments of Long-terms loan	(175,000)	(203,000)
Other Long terms liabilities	(72,000)	(181,000)	1,043,000
Loans from related parties and other			820,000
Net cash provided by (used in) financing activities-continuing operations	246,000	(484,000)	2,309,000
Net cash used in financing activities-discontinued operations			(4,000)
Net cash provided by (used in) financing activities	246,000	(484,000)	2,305,000
Net increase in cash and cash equivalents	662,000	183,000	318,000
Balance of cash and cash equivalents at Beginning of year	730,000	547,000	229,000
Balance of cash and cash equivalents at end of year	1,392,000	730,000	547,000
Supplemental disclosure of cash flow Information - cash paid during the year for:
Interest paid - net	46,000	58,000	50,000
Income taxes paid - net

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1 - GENERAL

Elbit Vision Systems Ltd. (the "Company") is an Israeli corporation, which, together with its subsidiaries (the "Group"), is principally engaged in the design, development, manufacturing and marketing automatic vision inspection and quality monitoring systems, and rendering services related to those systems.

Elbit Vision Systems Inc. ("EVS Inc.") incorporated in Delaware U.S.A. is wholly-owned subsidiary, engaged in the selling and marketing of the Company's products worldwide.

In September 2004, the Company completed the acquisition of the entire shareholding of ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), an Israeli company and IRT ScanMaster System Inc. ("ScanMaster Inc."), a new Hampshire corporation (collectively - "ScanMaster"). ScanMaster is engaged in the development, manufacturing and marketing of equipment for the ultrasonic inspection of industrial parts and components for the automotive and transportation industries, the metal industry as well as applications for aircraft and jet engine inspection. During May 2010 the company sold all its shares in Scanmaster.

In 2009 the Company experienced significant difficulties in sales and incurred heavy losses that led the Company to sell its investment in ScanMaster Ltd. and the Assets and Liablities of ScanMaster Inc. The purchasers repay loan of $550 thousands in cash and undertook to repay the Company the sum of $675 thousands in satisfaction of all remaining debt owed by ScanMaster Ltd. to the Company, over a period of 10 years in equal quarterly installments starting January 1, 2011.

In connection with the sale the Company restructured its debt with the Banks. Pursuant to the agreements the banks forgave part of the debt such that the Company's remaining debt is $1.6 million dollars of which $1 million dollar is repayable over a period of 5 years starting January 1, 2011 and $0.6 million dollar is repayable over a period of 5 years starting July, 31, 2015.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in accordance with accounting principles generally accepted ("GAAP") in the United States of America.

A. Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates.

Estimates and assumptions which, in the opinion of management, are significant to the underlying amounts included in the financial statements and for which it would be reasonably possible that future events or information could change those estimates include: (i) impairment assessments of goodwill and long-lived assets; (ii) realization of deferred income tax assets; and (iii) provisions for obsolete and slow moving inventory. These estimates are discussed further throughout the accompanying notes.
B. Functional Currency and Financial Statements in U.S. Dollars:

The currency of the primary economic environment in which operations of the company and its subsidiaries are conducted is the U.S. dollar (the "dollar").

Virtually all sales by the Company and its subsidiaries are made outside Israel in non-Israeli currencies, mainly the dollar. Most purchases of materials and components are made in dollars or in Israeli currency under contracts linked to the dollar. In addition, most marketing and service costs are incurred outside Israel, primarily in dollars, through the Company's wholly-owned non-Israeli subsidiaries. Thus, the functional currency of the Company and its subsidiaries is the dollar.

Transactions in currencies other than each company's functional currency are translated based on the average currency exchange rates in accordance with the principles set forth in ASC 830-10, "Foreign Currency Translation". All gains and losses from translation of monetary balance sheet items and transactions denominated in currencies other than the functional currency are recorded in the statements of income as financial income, net as they arise.

C. Principles of consolidation:

The consolidated financial statements include the financial statements of the company and its wholly-owned subsidiaries.

All material inter-company transactions and balances have been eliminated.

D. Cash Equivalents:

Cash equivalent consist of short-term highly liquid investments, that are readily convertible into cash with original maturities when purchased of three month or less.

E. Allowance for doubtful accounts:

The allowance for doubtful accounts has been made on the specific identification basis.

F. Inventories:

Inventories are stated at the lower of cost or market. Cost is determined as follows:
Raw materials and spare parts - on moving average basis.
Products in process and finished products - on basis of production costs.

Inventories are written-down for estimated obsolescence, based on assumptions about future demand and market conditions.

G. Property and equipment:

(1)	Property and equipment are stated at cost. Depreciation is calculated by the straight-line method over the estimated useful lives of assets, as follows:

%

Machinery and equipment	10-33 (mainly 33%)
Office furniture and equipment	6-20
Vehicles	15-20
Leasehold improvements are amortized by the straight-line method over the term of the lease, or the estimated useful life of the improvements, whichever is shorter.

(2)
Impairment of long-lived assets - Impairment examinations and recognition are performed and determined based on the provisions of ASC 360-10, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("ASC 360-10"). ASC 360-10 requires that long-lived assets and certain identifiable assets held for use be reviewed for impairment on a periodic basis, or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is determined by a comparison of the carrying amount of the asset and the amount of undiscounted future net cash flows to be generated by the asset or assets group. In the event that an asset is considered to be impaired, an impairment charge is recorded in the amount by which the carrying amount of the asset exceeds its estimated fair value.

H. Other assets- Goodwill and Intangible Assets:

•	Goodwill

Under ASC 350-20, "Goodwill and Other Intangible Assets" ("ASC 350-10"), goodwill is not amortized to earnings, but rather is subject to periodic testing for impairment, at the reporting unit level, at least annually or more frequently if certain events or indicators of impairment occur. Impairment is the condition that exists when the carrying amount of goodwill exceeds its implied fair value. Measurement of an impairment loss is an estimate, performed based on the following: If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The Group uses the discounted cash flow method to determine the fair value of the reporting unit.

The Company has designated December 31 of each year as the date on which it will perform its annual goodwill and impairment test. An impairment of $ 1,981 thousands resulted from the annual review performed in the year 2008 and an impairment of $ 1,553 thousands resulted from the annual review performed in the year 2009, allocated to the non-destructive automated inspection segment. In 2009 the Group and specifically the non-destructive segment experienced significant difficulties in sales and incurred heavy losses which led the Company to evaluate the goodwill and other intangible associated with the non destructive segment. The result of the evaluation was the write off of the remaining balance of goodwill and intangible assets. The Company sold its holding in Scanmaster Ltd. (the subsidiary operating in the non-destructive segment) to a group of investors led by the Company's former CEO.

The intangible assets (other than Goodwill) are amortized by the straight-line method over their estimated useful lives. Annual rates of amortization are as follows:

%

Technology	10-20
Customer relations	10-20
Distribution network	10
Brand name	8.33
I. Revenue recognition:

(1) Sale of products:

(a) General

Revenues from sales of products and supplies are recognized when an arrangement exists, delivery has occurred and title passed to the customer, Group's price to the customer is fixed or determinable and collectibility is reasonably assured.

In some cases, the Company grants its customers a trial period, usually several months, in order to evaluate prototype of the system's performance. In case that the systems performance meets the customer's requirements, it purchases the system at the end of the trial period. The Company does not recognize sales revenue from products shipped to customers for trial until such products are actually purchased. Until purchased, these products are recorded as consignment inventory at the lower of cost or market as of December 31, 2012 the Company has $109 thousands in consignment.

(b) Right of return

The Group does not provide, in the normal course of business, a right of return to its customers.

(c) Multiple Deliverables

The Company's multiple deliverable arrangements consist primarily of tangible products and professional services. The Company is unable to establish VSOE for all deliverables in an arrangement with multiple elements. Further, the Company is unable to reliably determine what similar competitor products' and services' selling prices are on a standalone basis and therefore is not able to determine TPE. As the Company is unable to establish VSOE or TPE, it uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would transact a sale if the product or service were sold on a standalone basis. The Company determines BESP for a product or a service based on its past and current pricing practices. The determination of BESP is made through consultation with and formal approval by the Company's management. We have establish processes to update BSP for each element ,when appropriate, to ensure that it reflects recent pricing experience.
(2) Services rendered

Service revenue in respect of the Group's products is recognized ratably over the contractual period, or as services are performed.

(3) Deferred income

The deferred income balance as of December 31, 2012 and 2011 include amounts of revenues that were invoiced and cash was received, but deferred due to elements of the arrangements not yet delivered as of year end.

J. Research and development:

Research and development expenses net of third party grants, are expensed as incurred.

The Company has no obligation to repay the grants if sales are not generated.

K. Advertising expenses:

Advertising expenses are expensed as in incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $ 30 thousands, $ 92 thousands and $16 thousands, respectively.

L. Deferred income taxes:

The company accounts for income taxes in accordance with ASC 740-10, "Accounting for Income Taxes" ("ASC 740-10"). Deferred income taxes are determined by the asset and liability method based on the estimated future tax effects attributable to temporary differences between income tax bases of assets and liabilities and their reported amounts in the financial statements, and to carryforwards for tax losses and deductions. Deferred tax balances are computed using the enacted tax rates to be in effect at the time when these differences are expected to reverse, as they are known at the balance sheet date.

Deferred tax assets and liabilities are classified as current or non-current according to the classification of the respective asset or liability, or the expected reversal date of the specific temporary difference, if not related to a specific asset or liability.

Valuation allowances in respect of deferred tax assets are established when it is more likely than not that all or a portion of the deferred income tax assets will not be realized.

M. Income (loss) per share ("EPS"):

Basic EPS is computed based on the weighted average number of shares outstanding during each year. Total common stock equivalents, related to options and warrants 10,134,915, 13,293,367 and 23,158,644 shares for the years 2012, 2011 and 2010, respectively, were excluded from EPS calculation, because the effect of such options and warrants is antidilutive.
N. Stock-based compensation:

The Company recognizes $ 25 thousands of compensation expenses in 2012 as a result of the application of ASC 718-10. According to "share base compensation" accounting, the Company recorded compensation for stock options granted to employees and directors over the vesting period of the options based on the difference, if any, between the exercise price of the options and the market price of the underlying shares at that date.

As to information about the stock option plans and assumptions see Note 10b.

O. Reclassification:

Certain comparative figures have been reclassified to conform to the current year presentation.

P. Consentration of credit risk:

As of December 31, 2012 and 2011, the Group held cash and cash equivalents and short-term bank deposits, most of which were deposited with major Israeli, European, and U.S. banks. The Company is of the opinion that the credit risk in respect of these balances is insignificant.

The Group performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts. In respect of sales to customers in emerging economies, the Group requires letters of credit from banks.

Q. Issuance of shares, warrants and a convertible note to an investor:

The December 2012 Agreement (see note 9A (5)), included a shares, convertible debt instrument with stock warrants, and a beneficial conversion features. Under ASC 470-20-25, the Company separated the shares, debt instruments and the warrants based on their relative fair value for the liability components and for the equity components. The company accounted for the first warrants as an equity component and the second warrants as a liability component under the provision of ASC 815-10. In addition, the Company concluded that the liability component includes beneficial conversion features. Under ASC 470-20-25, issuers of certain debt instruments with beneficial conversion features need to allocate to an equity component. The Company separated it accordingly.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 3 - INVENTORIES
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Raw materials	562	275
Work in process	77	107
Finished products	134	94
	773	476
The balances are net of write-down of $643 thousands and $681 thousands as of December 31, 2012 and 2011, respectively.

OTHER LONG-TERM RECEIVABLES AND INVESTMENT	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM RECEIVABLES AND INVESTMENT [Abstract]
OTHER LONG-TERM RECEIVABLES AND INVESTMENT
NOTE 4 - OTHER LONG-TERM RECEIVABLES AND INVESTMENT
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Deposits on leased vehicle and other(see also Note 9b2)	22	12
Loan to former subsidiary (Scanmaster) (see Note 1)	103	152
Investment (1)	61	61
	186	225
(1)
On July 22, 2004, the Company converted a convertible loan that had been granted to Micro Components Ltd. ("MCL") into 197,217 ordinary shares of MCL. As of December 31, 2012 the Company holds 2.5% of MCL's ordinary shares.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 - PROPERTY AND EQUIPMENT

A. Comprised as follows:
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Machinery and equipment	1,705	1,721
Leasehold improvements	24	22
Office furniture and equipment	44	44
	1,773	1,787
Less - accumulated depreciation and amortization	1,730	1,737
	43	50
B.	Depreciation and amortization expenses totaled $7 thousands, $ 13 thousands, and $33 thousands, in the years ended December 31, 2012, 2011 and 2010, respectively.

ACCRUED SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2012
ACCRUED SEVERANCE PAY, NET [Abstract]
ACCRUED SEVERANCE PAY, NET
NOTE 6 - ACCRUED SEVERANCE PAY, NET

A.	The Company's liability for severance pay is calculated in accordance with Israeli law based on the latest salary paid to employees and the length of employment in the Company.

Part of the liability is funded through individual insurance policies.

The policies are assets of the company and, under labor agreement subject to certain limitation, they may be transferred to ownership of the beneficiary employees.

B. A U.S. subsidiary provides defined contribution plan for the benefit of its employees. Under this plan, contributions are based on specific percentages of pay.

LONG-TERM LIABILITIES - LOANS AND OTHER	12 Months Ended
Dec. 31, 2012
LONG-TERM LIABILITIES - LOANS AND OTHER [Abstract]
LONG-TERM LIABILITIES - LOANS AND OTHER
NOTE 7 - LONG-TERM LIABILITIES - LOANS AND OTHER

A.	Composed as follows:
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Loans from banks (1)	849	1,024
Loans from Shareholders (2)	-	100
Loans from Other (3)	340	509
	1,189	1,633
In November 2009 the Company signed new agreements with its bank to restructure its credit arrangments. According to the agreement the Banks agreed to maintain the Company's credit and financing facilities, as well as to delay repayment of the principal on outstanding loans to a four year period commencing on January 1, 2012 by quarterly payment including yearly interest rate of Libor +2%.

In May 2010, the Company signed new agreements with Bank Le'umi Le'Israel Ltd and Bank Hapoalim Ltd (the "Banks"), for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks forgave approximately $2.4M of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and have agreed to the repayment by the Company of $1 million over 5 years and a further $600K over 10 years.

On May 2010 the Company signed agreements with its major shareholders to loan US $100 thousands. The loan is repayable upon fulfillment of certain conditions (as further elaborated in the agreement) aimed to ensure the Company achieved financial stability prior to repayment.

Further, the Company's major shareholders agreed to delay payment of the first US $100 thousands of their salary until July 2011, at which time the company shall repay them in three equal monthly installments.

In May 2010 the Company signed loan agreement with Mivtach (former Shareholder) of approximately $850 thousands to which the Company will repay the loan over five years in equal quarterly installments, plus interest at the US Dollar annual LIBOR rate.
B. The liabilities (net of current maturities) mature in the following years after the balance sheet dates:

	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

2013	364	464
2014	364	364
2015	194	363
2016 and thereafter	267	442
	1,189	1,633

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8 - COMMITMENTS AND CONTINGENT LIABILITIES

A. Royalties

(1)
The Company is committed to pay royalties to the Government of Israel based on proceeds from sales of products in the research and development of which the Government participates by way of grants. At the time the grants were received, successful development of the related projects was not assured.

In the case of failure of a project that was partly financed as above, the Company is not obligated to pay any such royalties.

Under the terms of the Company's funding from the Israeli Government, royalties of 3%-5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Company (dollar linked); as from January 1, 2001 - with the addition of an annual interest rate based on Libor.

Royalty expenses to the Government of Israel totaled $ 17 thousands and $ 120 thousands in the years ended December 31, 2011 and 2010 respectively and are included in the statements of operations among cost of revenues.

(2)
The Company is committed to pay royalties to the Government of Israel in respect of marketing expenses in which the Government participated by way of grants. At the time the grants were received, successful development of the related projects was not assured. In the case of failure of a project that was partly financed as above, the Company is not obligated to pay any such royalties. The royalties are payable at the rate of 4% of the increase in export sales, up to the amount of the dollar-linked grant received. No royalties were paid in the reported years to the Government of Israel.

On November 7, 2007, the Company received a letter from the Ministry of Trade, Industry and Labor - Fund for the Encouragement of Marketing Abroad (the "Fund"), claiming that it had failed to pay royalties to the Fund since 1999 in the aggregate amount of $480 thousands. On November 21, 2007, the Company sent a letter to the Fund in which it stated that the Fund had not requested any of these royalties for many years despite the Company's written request to clarify the issue. In its letter the Company stated that a material amount of the royalties could no longer be claimed due to the operation of the statute of limitations and that in any event the Fund may be estopped from making at least part of the claims as a result of its non-response to the Company's inquiry. On December 18, 2007, the Company met with representatives of the Fund to discuss the issue. The Company have yet to receive a response to the meeting. The Company recorded an allowance of $ 90 thousands on acount of this claim.
The maximum royalty amount payable the Company expects to pay to the Government of Israel under 1 and 2 above ,at December 31, 2012 is approximately $849 thousands.

In January 2011 the Company signed an agreement with the office of the Chief scientist of to repay the Copmany debt during the next ten year with monthly installment of 36 thousands NIS per month.

B. Lease commitments

(1)
The premises occupied by the Company and certain subsidiaries are rented under various operating lease agreements. The lease agreements for the premises expire in 2014 with extended options for another 4 years.

To secure the amounts due to the lessor, the Company has deposited a total of U.S. $ 27 thousands.

Minimum lease commitments of the Company and the subsidiaries under the above leases, at rates in effect as of December 31, 2012, are as follows:

$ in thousands
Year ending December 31:
2013	81
2014	46

127

The rental payments for the premises in Israel, which constitute most of the above amounts, are payable in Israeli currency linked to the US Dollar.

Rental expenses totaled $ 92 thousands, $ 92 thousands, and $ 329 thousands in the years ended December 31, 2012, 2011 and 2010, respectively.

(2)	The Company leases motor vehicles under long-term operating lease agreements. The lease agreements expire on various dates ending in 2012 - 2014 (with prior notice of cancellation clauses).

Minimum lease commitments of the Company under the above leases, at rates in effect on December 31, 2012, are as follows:

$ in thousands

2013	76
2014	23
2015	8
107
To secure the amounts due to the lessor, the Company has deposited a total of U.S. $ 12 thousand. The deposits are unlinked and presented among other long-term receivables.

Lease expenses in 2012, 2011 and 2010, amounted to $ 87 thousands, $ 83 thousands and $ 115 thousands respectively.
C. Guarantees

As of December 31, 2012, the Company didn't provide guarantees to its customers.

SHAREHOLDER' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDER' EQUITY [Abstract]
SHAREHOLDER' EQUITY
NOTE 9 - SHAREHOLDER' DEFICIENCY

A. Authorized, issued and outstanding shares

(1)	The Company's Ordinary Shares are traded in the United States on the OTC Bulletin Board market under the symbol EVSNF.OB.

(2)
In June 2007 the Company completed a transaction with a group of Israeli institutional investors, for the purchase of its 9,465,544 ordinary shares for $0.315 per share, of an aggregate price of $2,981 thousands. Pursuant to the transaction, the investors were also issued warrants to purchase 4,732,774 of the Company's ordinary shares at an exercise price per share of $0.45, exercisable for a period of 4 years. These warrants terminated in June 2011.

(3)
On June 21, 2007, following the approval of the Company's board of directors and the Company's audit committee, the Company executed an agreement with Elbit Ltd., or the Elbit Agreement. This agreement was approved by the Company's shareholders in a meeting held on July 31, 2007. Pursuant to this agreement Elbit Ltd.(i) converted an existing loan to the Company in the amount of $470 thousands (including accrued interest up until March 31, 2007) into 1,492,063 ordinary shares, at a price of $0.315 per share; and (ii) invested $250 thousands in consideration for 793,651 of the Company's ordinary shares at a price of $0.315 per share and received a 4-year warrant to purchase 396,825 of the Company's ordinary shares at an exercise price of $0.45 per share. At consummation the Company paid all interest accrued on the loan between April 1, 2007 and the closing date. These warrants terminated in June 2011
On February 21, 2006, the Company consummated the Mivtach Agreement. Pursuant to the agreement, Mivtach Shamir Holdings Ltd. ("Mivtach") provided the Company with a two-year $3 million loan, which Mivtach Shamir was entitled at its sole discretion, for a period of 24 months following the provision of the loan, to convert into 6,000,000 of the Company's ordinary shares, at a price per share of $0.5 (half the loan was being held in escrow subject to the completion of a certain milestone, or conversion of the loan). Mivtach was also granted a two-year warrant to purchase 4,000,000 of the Company's ordinary shares at an exercise price of $0.5 per share, exercisable only if the loan was converted. On June 21, 2007 the Company executed an amendment agreement with M.S.N.D., pursuant to the Amendment Agreement, the terms of the Mivtach Agreement and the loan therein, were amended, such that in consideration for M.S.N.D.'s undertaking to convert the full loan amount by no later than August 1, 2007 (a).

Mivtach was issued with 9,523,810 of ordinary shares; and (b) Mivtach received a 4-year warrant to purchase 2,380,952 of the Company's ordinary shares at an exercise price of $0.45 per share. Mivtach also agreed to waive its rights to exercise at least 3,000,000 ordinary shares issuable under the Mivtach Agreement, agreeing to exercise no more than 1,000,000 ordinary shares issuable under the Amendment Agreement, which warrants expired on February 21, 2008.

M.S.N.D. also completed the purchase of 2,939,192 of the Company's ordinary shares from three of the founders of ScanMaster, in accordance with the provisions of a share purchase agreement.

During September 2008, M.S.N.D. transferred the right to exercise 1,380,000 ordinary shares to David Gal, the Company's former CEO.

In May 2010, The current new shareholders of the Company purchased all those shares and Warrants.

(4)
In December 2009 the Company issued Mivtach Shamir Holdings Ltd. 18,664,078 ordinary shares for $0.097 per share for a total amount of $1,810,416.This amount include convertion of Loan received from Mivtach during 2009 in an amount of $627,000.Pursuant to the transaction, Mivtach was also issued warrants to purchase 9,332,039 of the Company's ordinary shares at an exercise price per share of $0.139, exercisable for a period of 4 years.

In May 2010, The current new shareholders of the Company purchased all those shares and Warrants. These warrants were fortified in June 2011.

(5)
In December 2012, The Company issued Mr. Gross some financial instruments in consideration of $760 thousands (net of $40 thousands issuance expenses) which includes shares, warrants and a convertible note. The Company issued 5,263,158 ordinary shares for $0.095 per share. The Company also issued warrants ("The first warrants") to purchase 2,105,263 of the Company's ordinary shares at an exercise price per share of $0.095 amounting $200 thousands, vested in fully upon issuance, exercisable through February 2015. The Convertible Note Agreement is on the principal amount of $300 thousands. The maturity date of the Note is, May 2013, after the maturity date the conversion option expires, and the loan is supposed to be returned in 12 monthly installments. The Note bears interest at a per annum rate of Libor rate. The Note and accrued interest are convertible to common stock of the Company at a conversion rate of $0.095 per share. In case that Mr. Gross would convert more than 50% of the aggregated amount of the principal amount of the convertible note and the first warrants, the Company would issue Mr. gross warrants ("the second warrants"). The principal amount of the second warrants would be in proportion to percentage converted/exercised from the principal amount of the convertible note and the first warrants. The second warrants could amount up to $1 miilion of the Company's ordinary shares at an exercise price per share of $0.17 or $0.20 depends on The company's revenue on the year ended 2014. The second warrants would be vested in fully upon issuance, exercisable through February 2015.

B. Share option plans:

(1)	The plans:

(a)	In April 2000, the board of directors of the Company adopted the Employee Share Option Plan (2000) (hereafter - The 2000 Plan).

Under the 2000 plan, options to purchase an aggregate of 4,500,000 ordinary shares are available to be awarded to employees, directors or consultants of the Company or any of its subsidiaries.

Under the 2000 plan, options usually vest over a period of three or four years from the date of grant, in equal parts each year.

The 2000 Plan is valid for ten years and expired on April 3, 2010, except for options outstanding on that date.

(b)	In November 2003, the Board of Directors of the Company adopted the Employee Share Option Plan (2003) (hereafter - The 2003 Plan).

Under the 2003 plan, options to purchase an aggregate of 3,500,000 ordinary shares are available to be awarded to employees, directors or consultants of the Company or any of its subsidiaries.

Under the 2003 plan, options usually vest over a period of four years from the date of grant, in equal parts each year.

The 2003 Plan is valid for ten years and will expire on November 30, 2013, except for options outstanding on that date.
(c)	In March 2006, the Board of Directors of the Company adopted the Employee Share Option Plan (2006) (hereafter - The 2006 Plan).

Under the 2006 plan, options to purchase an aggregate of 2,000,000 ordinary shares are available to be awarded to employees, directors or consultants of the Company or any of its subsidiaries.

Under the 2006 plan, options usually exercisable over a period up to ten years following the date of grant, if not exercised earlier, or 6 months after termination of the employment, will generally vest as to 25-33% commencing the beginning of the second year after the grant and as to an additional 25-33% in each of the remaining years thereafter, assuming continuous employment with the Company through such periods.

The 2006 Plan is valid for ten years and will expire in March, 2016, except for options outstanding on that date.

The exercise price of options granted under the 2000 and 2003 plans is to be not less than 85% of the fair market value of the ordinary share on the date of grant. All of the outstanding options from the 2000 , 2003 and 2006 plan are to expire no later than 10 years following the date of grant.

During 2010 , 2011 and 2012 no options were exercised.

The 2000, 2003 and 2006 plans are subject to the terms stipulated by Section 102 of the Israeli Income Tax Ordinance.

The amount allowed as an expense for tax purposes, at the time the employee utilizes such benefit, is limited to the amount of the benefit that is liable to tax as labor income, in the hands of the employee; all being subject to the restrictions specified in Section 102 of the Income Tax Ordinance.

The aforementioned expense will be recognized in the tax year that the benefit is credited to the employee.
(2) Options granted to employees:

(a) A summary of the status of the above plans in respect of options granted to employees and directors of the Company and its subsidiaries as of December 31, 2012, 2011 and 2010, and changes during the years ended on those dates, is presented below:

	Year ended December 31
	2 0 2 1		2 0 1 1		2 0 1 0
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price

Options outstanding at beginning of year	6,139,463	0.45	6,755,463	0.45	5,159,102	0.71
Changes during the year:
Granted (1)	85,000	0.08	150,000	0.09	2,900,000	0.05
Exercised	-	-	-	-	-	-
Forfeited	(714,900)	0.42	(766,000)	0.39	(1,303,639)	0.61
Options outstanding at end of year	5,509,563	0.45	6,139,463	0.45	6,755,463	0.45
Options exercisable at year end	4,627,071	0.55	4,371,053	0.45	3,907,131	0.71
Weighted average fair value of options granted during the year (2)	$0.08		$0.09		$0.04
(1)	Options granted in 2012, 2011 and 2010 were granted with exercise price that was at market value or above.
(2)	The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model in 2011 and 2012, with the following weighted average assumptions:
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
Dividend yield	0%	0%	0%
Expected volatility	92%	99%	92%
Risk-free interest rate	1.5%	2.02%	3.3%
Expected life - in years	4	4	4

Dividend yield - Management used an expected dividend yield based primarily on past experience applicable as of the grant date.

Expected volatility - Management estimated volatility based on the historical volatility of the Company's ordinary shares, being the only traded financial instrument of the Company, using in most cases daily observations of the Company's price share to determine the standard deviation.

Risk free interest rate - The risk-free interest rate is based on the implied yield in effect at the time of each option grant, based on U.S. Treasury zero-coupon bond issued with equivalent remaining terms.

Management estimates forfeiture rates at the date of grant, which are adjusted in subsequent periods if the actual forfeiture rates differ from those initially estimated. Management uses historical data to estimate pre-vesting option forfeiture rates and records share-based compensation expense only for those awards that are expected to vest.

(b)	The following table summarizes certain information about options granted to employees and directors of the Company which were outstanding and exercisable under the above plans as of December 31, 2012:
Options outstanding			Options exercisable
		Weighted		Weighted
	Number	average	Number	average
	outstanding at	remaining	exercisable at	remaining
Exercise	December 31,	contractual	December 31,	contractual
prices	2012	life	2012	life
$		Years		Years

0.05-0.32	3,123,036	0.63-8.39	2,240,544	0.63-8.39
0.4-0.46	127,500	4.28-5.12	127,500	4.28-5.12
0.49-0.70	403,193	0.08-5.01	403,193	0.08-5.01
0.75-0.85	1,084,334	0.89-4.29	1,084,334	0.89-4.29
1.2-1.25	771,500	1.2-1.95	771,500	1.2-1.95
	5,509,563		4,627,071

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 10 - TAXES ON INCOME

A.	Tax Rates Applicable To The Income Of The Company:
The Company's Israeli subsidiary taxable income is subject to income tax at the regular corporate rate of 25%.

On December 6, 2011, the Law for Change in the Tax Burden (Legislative Amendments) was published in Israel.

The main changes of the new law regarding corporate income taxes are as follows:
1.
Cancellation of the previous planned gradual reduction of income taxes and corporate income taxes commencing in 2012 (the previous amendment stated that the corporate tax rate will be further reduced in subsequent tax years as follows: in 2012 - 23%, in 2013 - 22%, 2014 - 21% , 2015 - 20% and thereafter 18%).

2.	Increase of the corporate income tax rate to 25% in 2012.
3.	Increase of the capital gains tax rate and betterment tax rate to 25%.

B. Deferred Income Taxes:
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:
	YEAR ENDED DECEMBER 31,
	2012	2011

Net loss carry-forward	9,785	10,055
Other additions for tax Purposes	114	107

Net deferred tax asset before valuation allowance	9,899	10,162
Valuation allowance	(9,899)	(10,162)

Net deferred tax asset	-	-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The most significant component of the Company's deferred tax assets is the accumulated net operating losses carry-forward among the two subsidiaries due to the uncertainty of the realization of such tax benefits.
The Company has provided a full valuation allowance in respect of deferred tax assets resulting from tax loss carry-forward and other temporary differences. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry-forward and other temporary differences will not be realized in the foreseeable future.
Net profit (loss) was incurred as following:
	YEAR ENDED DECEMBER 31,
	2012	2011

United States	(40)	49
Israel	864	1,040

C. Tax Loss Carry-Forwards::
Net operating loss carry-forwards as of December 31, 2012 are as follows:
Israel	38,500
United States *	500

39,000
Net operating losses in Israel may be carried forward indefinitely.
Net operating losses in the U.S. are available through 2027.
*
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES	12 Months Ended
Dec. 31, 2012
LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES [Abstract]
LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES
NOTE 11 - LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES

A.
The Company has registered fixed charge on bank deposits in favor of certain banks. The bank deposits are used to secure a credit line granted to the Company by the banks, and as collateral for guarantees provided to its customers.

As of December 31, 2012, the bank deposits amount to $ 31 thousands linked to NIS;

B.	The Company have registered floating liens on all of their assets in favor of.

SUPPLEMENTARY INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY INFORMATION [Abstract]
SUPPLEMENTARY INFORMATION
NOTE 12 - SUPPLEMENTARY INFORMATION:
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

A. Accounts receivable

(1) Trade - allowance for doubtful accounts:

Balance at beginning of year	63	9
Charged to statement of operations	(13)	54

Balance at end of year	50	63

(2) Other:

Prepaid expenses	73	52
Israeli Government departments and agencies	86	69
	159	121

	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

B. Accounts payable and accruals - other:

Employees and employee institutions	63	52
Israeli Government departments and agencies	115	154
Provision for vacation and recreation pay	82	63
Provision for product warranty	95	57
Liability for commissions to agents	47	39
Accrued expenses and sundry	68	46
	470	411

C.	Credit from banks:
	% interest rate	December 31
	as of	2 0 1 2	2 0 1 1
	December 31, 2012	$ in thousands
Short-term loans from banks:
Linked to the Dollar	2.5	183	190
Linked to the Euro		-	-
		183	190
During May 2010, the Company signed new agreements with Bank Le'umi Le'Israel Ltd and Bank Hapoalim Ltd (the "Banks"), for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks will forgive approximately $2.4 million of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and have agreed to the repayment of by the Company $1 million over 5 years and a further $600 thousnads over 10 years.
D.	Cost of revenues:
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands
Industrial operations:
Materials consumed	1,746	1,063	945
Payroll and related expenses	373	362	318
Subcontracted work	244	160	158
Depreciation and amortization	3	2	208
Other production expenses	595	416	211
Royalties (see Note 10a)	-	17	120
	2,961	2,020	1,960

E.	Financial expenses, net:
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands
Income:
Exchange differences	-	3	-
Other	2	120	-
	2	123	-
Expenses:
Interest
In respect of liability to related parties	-	9	-
In respect of credit from banks	46	83	69
Exchange differences	21	-	156
Other	69	-	66
	136	92	291

	(134)	(31)	291

RELATED PARTIES	12 Months Ended
Dec. 31, 2012
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 13 - RELATED PARTIES
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands

Managements fees - included in General and administrative	354	375	302

Balance with related parties:
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands

Short Terms Loan	200	191	270

Long Terms Loan	-	100	139

GEOGRAPHICAL SEGMENTS	12 Months Ended
Dec. 31, 2012
GEOGRAPHICAL SEGMENTS [Abstract]
GEOGRAPHICAL SEGMENTS
NOTE 14 - GEOGRAPHICAL SEGMENTS

Geographic information:

(1)	The Company's revenues by geographic areas (based on location of customers) are as follows:

	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands

North America (mainly the United States)	1,966	1,737	1,812
Germany	950	182	400
Italy	175	730	83
Other European countries	1,609	734	570
China	1,246	660	580
Japan	-	100	-
Korea	-	270	380
Israel	123	268	-
Other Far Eastern countries	639	964	87
	6,708	5,645	3,912

(2)	The Company's long-lived assets by geographic areas are as follows:

	Year ended
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Israel	737	718
U.S.A.	17	20
	754	738

SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates in the preparation of financial statements

A. Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates.

Estimates and assumptions which, in the opinion of management, are significant to the underlying amounts included in the financial statements and for which it would be reasonably possible that future events or information could change those estimates include: (i) impairment assessments of goodwill and long-lived assets; (ii) realization of deferred income tax assets; and (iii) provisions for obsolete and slow moving inventory. These estimates are discussed further throughout the accompanying notes.

Functional Currency and Financial Statements in U.S. Dollars
B. Functional Currency and Financial Statements in U.S. Dollars:

The currency of the primary economic environment in which operations of the company and its subsidiaries are conducted is the U.S. dollar (the "dollar").

Virtually all sales by the Company and its subsidiaries are made outside Israel in non-Israeli currencies, mainly the dollar. Most purchases of materials and components are made in dollars or in Israeli currency under contracts linked to the dollar. In addition, most marketing and service costs are incurred outside Israel, primarily in dollars, through the Company's wholly-owned non-Israeli subsidiaries. Thus, the functional currency of the Company and its subsidiaries is the dollar.

Transactions in currencies other than each company's functional currency are translated based on the average currency exchange rates in accordance with the principles set forth in ASC 830-10, "Foreign Currency Translation". All gains and losses from translation of monetary balance sheet items and transactions denominated in currencies other than the functional currency are recorded in the statements of income as financial income, net as they arise.

Principles of consolidation

C. Principles of consolidation:

The consolidated financial statements include the financial statements of the company and its wholly-owned subsidiaries.

All material inter-company transactions and balances have been eliminated.

Cash Equivalents	D. Cash Equivalents: Cash equivalent consist of short-term highly liquid investments, that are readily convertible into cash with original maturities when purchased of three month or less.
Allowance for doubtful accounts	E. Allowance for doubtful accounts: The allowance for doubtful accounts has been made on the specific identification basis.
Inventories

F. Inventories:

Inventories are stated at the lower of cost or market. Cost is determined as follows:
Raw materials and spare parts - on moving average basis.
Products in process and finished products - on basis of production costs.

Inventories are written-down for estimated obsolescence, based on assumptions about future demand and market conditions.

Property and equipment

G. Property and equipment:

(1)	Property and equipment are stated at cost. Depreciation is calculated by the straight-line method over the estimated useful lives of assets, as follows:

%

Machinery and equipment	10-33 (mainly 33%)
Office furniture and equipment	6-20
Vehicles	15-20
Leasehold improvements are amortized by the straight-line method over the term of the lease, or the estimated useful life of the improvements, whichever is shorter.

(2)
Impairment of long-lived assets - Impairment examinations and recognition are performed and determined based on the provisions of ASC 360-10, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("ASC 360-10"). ASC 360-10 requires that long-lived assets and certain identifiable assets held for use be reviewed for impairment on a periodic basis, or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is determined by a comparison of the carrying amount of the asset and the amount of undiscounted future net cash flows to be generated by the asset or assets group. In the event that an asset is considered to be impaired, an impairment charge is recorded in the amount by which the carrying amount of the asset exceeds its estimated fair value.

Other assets - Goodwill and Intangible Assets

H. Other assets- Goodwill and Intangible Assets:

•	Goodwill

Under ASC 350-20, "Goodwill and Other Intangible Assets" ("ASC 350-10"), goodwill is not amortized to earnings, but rather is subject to periodic testing for impairment, at the reporting unit level, at least annually or more frequently if certain events or indicators of impairment occur. Impairment is the condition that exists when the carrying amount of goodwill exceeds its implied fair value. Measurement of an impairment loss is an estimate, performed based on the following: If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The Group uses the discounted cash flow method to determine the fair value of the reporting unit.

The Company has designated December 31 of each year as the date on which it will perform its annual goodwill and impairment test. An impairment of $ 1,981 thousands resulted from the annual review performed in the year 2008 and an impairment of $ 1,553 thousands resulted from the annual review performed in the year 2009, allocated to the non-destructive automated inspection segment. In 2009 the Group and specifically the non-destructive segment experienced significant difficulties in sales and incurred heavy losses which led the Company to evaluate the goodwill and other intangible associated with the non destructive segment. The result of the evaluation was the write off of the remaining balance of goodwill and intangible assets. The Company sold its holding in Scanmaster Ltd. (the subsidiary operating in the non-destructive segment) to a group of investors led by the Company's former CEO.

The intangible assets (other than Goodwill) are amortized by the straight-line method over their estimated useful lives. Annual rates of amortization are as follows:

%

Technology	10-20
Customer relations	10-20
Distribution network	10
Brand name	8.33

Revenue recognition
I. Revenue recognition:

(1) Sale of products:

(a) General

Revenues from sales of products and supplies are recognized when an arrangement exists, delivery has occurred and title passed to the customer, Group's price to the customer is fixed or determinable and collectibility is reasonably assured.

In some cases, the Company grants its customers a trial period, usually several months, in order to evaluate prototype of the system's performance. In case that the systems performance meets the customer's requirements, it purchases the system at the end of the trial period. The Company does not recognize sales revenue from products shipped to customers for trial until such products are actually purchased. Until purchased, these products are recorded as consignment inventory at the lower of cost or market as of December 31, 2012 the Company has $109 thousands in consignment.

(b) Right of return

The Group does not provide, in the normal course of business, a right of return to its customers.

(c) Multiple Deliverables

The Company's multiple deliverable arrangements consist primarily of tangible products and professional services. The Company is unable to establish VSOE for all deliverables in an arrangement with multiple elements. Further, the Company is unable to reliably determine what similar competitor products' and services' selling prices are on a standalone basis and therefore is not able to determine TPE. As the Company is unable to establish VSOE or TPE, it uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would transact a sale if the product or service were sold on a standalone basis. The Company determines BESP for a product or a service based on its past and current pricing practices. The determination of BESP is made through consultation with and formal approval by the Company's management. We have establish processes to update BSP for each element ,when appropriate, to ensure that it reflects recent pricing experience.
(2) Services rendered

Service revenue in respect of the Group's products is recognized ratably over the contractual period, or as services are performed.

(3) Deferred income

The deferred income balance as of December 31, 2012 and 2011 include amounts of revenues that were invoiced and cash was received, but deferred due to elements of the arrangements not yet delivered as of year end.

Research and development	J. Research and development: Research and development expenses net of third party grants, are expensed as incurred. The Company has no obligation to repay the grants if sales are not generated.
Advertising expenses

K. Advertising expenses:

Advertising expenses are expensed as in incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $ 30 thousands, $ 92 thousands and $16 thousands, respectively.

Deferred income taxes

L. Deferred income taxes:

The company accounts for income taxes in accordance with ASC 740-10, "Accounting for Income Taxes" ("ASC 740-10"). Deferred income taxes are determined by the asset and liability method based on the estimated future tax effects attributable to temporary differences between income tax bases of assets and liabilities and their reported amounts in the financial statements, and to carryforwards for tax losses and deductions. Deferred tax balances are computed using the enacted tax rates to be in effect at the time when these differences are expected to reverse, as they are known at the balance sheet date.

Deferred tax assets and liabilities are classified as current or non-current according to the classification of the respective asset or liability, or the expected reversal date of the specific temporary difference, if not related to a specific asset or liability.

Valuation allowances in respect of deferred tax assets are established when it is more likely than not that all or a portion of the deferred income tax assets will not be realized.

Income (loss) per share ("EPS")

M. Income (loss) per share ("EPS"):

Basic EPS is computed based on the weighted average number of shares outstanding during each year. Total common stock equivalents, related to options and warrants 10,134,915, 13,293,367 and 23,158,644 shares for the years 2012, 2011 and 2010, respectively, were excluded from EPS calculation, because the effect of such options and warrants is antidilutive.

Stock-based compensation
N. Stock-based compensation:

The Company recognizes $ 25 thousands of compensation expenses in 2012 as a result of the application of ASC 718-10. According to "share base compensation" accounting, the Company recorded compensation for stock options granted to employees and directors over the vesting period of the options based on the difference, if any, between the exercise price of the options and the market price of the underlying shares at that date.

As to information about the stock option plans and assumptions see Note 10b.

Reclassification	O. Reclassification: Certain comparative figures have been reclassified to conform to the current year presentation.
Concentration of credit risk

P. Consentration of credit risk:

As of December 31, 2012 and 2011, the Group held cash and cash equivalents and short-term bank deposits, most of which were deposited with major Israeli, European, and U.S. banks. The Company is of the opinion that the credit risk in respect of these balances is insignificant.

The Group performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts. In respect of sales to customers in emerging economies, the Group requires letters of credit from banks.

Issuance of shares, warrants and a convertible note to an investor

Q. Issuance of shares, warrants and a convertible note to an investor:

The December 2012 Agreement (see note 9A (5)), included a shares, convertible debt instrument with stock warrants, and a beneficial conversion features. Under ASC 470-20-25, the Company separated the shares, debt instruments and the warrants based on their relative fair value for the liability components and for the equity components. The company accounted for the first warrants as an equity component and the second warrants as a liability component under the provision of ASC 815-10. In addition, the Company concluded that the liability component includes beneficial conversion features. Under ASC 470-20-25, issuers of certain debt instruments with beneficial conversion features need to allocate to an equity component. The Company separated it accordingly.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates

%

Machinery and equipment	10-33 (mainly 33%)
Office furniture and equipment	6-20
Vehicles	15-20

Schedule of Annual Amortization Rates
%

Technology	10-20
Customer relations	10-20
Distribution network	10
Brand name	8.33

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Raw materials	562	275
Work in process	77	107
Finished products	134	94
	773	476

OTHER LONG-TERM RECEIVABLES AND INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM RECEIVABLES AND INVESTMENT [Abstract]
Schedule of Other Long-Term Receivables and Investment
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Deposits on leased vehicle and other(see also Note 9b2)	22	12
Loan to former subsidiary (Scanmaster) (see Note 1)	103	152
Investment (1)	61	61
	186	225
(1)
On July 22, 2004, the Company converted a convertible loan that had been granted to Micro Components Ltd. ("MCL") into 197,217 ordinary shares of MCL. As of December 31, 2012 the Company holds 2.5% of MCL's ordinary shares.

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Machinery and equipment	1,705	1,721
Leasehold improvements	24	22
Office furniture and equipment	44	44
	1,773	1,787
Less - accumulated depreciation and amortization	1,730	1,737
	43	50

LONG-TERM LIABILITIES - LOANS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM LIABILITIES - LOANS AND OTHER [Abstract]
Schedule of Loans

	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Loans from banks (1)	849	1,024
Loans from Shareholders (2)	-	100
Loans from Other (3)	340	509
	1,189	1,633

Schedule of Future Maturities
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

2013	364	464
2014	364	364
2015	194	363
2016 and thereafter	267	442
	1,189	1,633

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Premises [Member]
Lease Type [Line Items]
Schedule of Minimum Lease Commitments
$ in thousands
Year ending December 31:
2013	81
2014	46

127

Vehicles [Member]
Lease Type [Line Items]
Schedule of Minimum Lease Commitments
$ in thousands

2013	76
2014	23
2015	8
107

SHAREHOLDER' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDER' EQUITY [Abstract]
Schedule of Stock Option Activity

	Year ended December 31
	2 0 2 1		2 0 1 1		2 0 1 0
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price

Options outstanding at beginning of year	6,139,463	0.45	6,755,463	0.45	5,159,102	0.71
Changes during the year:
Granted (1)	85,000	0.08	150,000	0.09	2,900,000	0.05
Exercised	-	-	-	-	-	-
Forfeited	(714,900)	0.42	(766,000)	0.39	(1,303,639)	0.61
Options outstanding at end of year	5,509,563	0.45	6,139,463	0.45	6,755,463	0.45
Options exercisable at year end	4,627,071	0.55	4,371,053	0.45	3,907,131	0.71
Weighted average fair value of options granted during the year (2)	$0.08		$0.09		$0.04
(1)	Options granted in 2012, 2011 and 2010 were granted with exercise price that was at market value or above.
(2)	The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model in 2011 and 2012, with the following weighted average assumptions:

Schedule of Fair Value of Options Granted

	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
Dividend yield	0%	0%	0%
Expected volatility	92%	99%	92%
Risk-free interest rate	1.5%	2.02%	3.3%
Expected life - in years	4	4	4

Schedule of Information about Options Granted

Options outstanding			Options exercisable
		Weighted		Weighted
	Number	average	Number	average
	outstanding at	remaining	exercisable at	remaining
Exercise	December 31,	contractual	December 31,	contractual
prices	2012	life	2012	life
$		Years		Years

0.05-0.32	3,123,036	0.63-8.39	2,240,544	0.63-8.39
0.4-0.46	127,500	4.28-5.12	127,500	4.28-5.12
0.49-0.70	403,193	0.08-5.01	403,193	0.08-5.01
0.75-0.85	1,084,334	0.89-4.29	1,084,334	0.89-4.29
1.2-1.25	771,500	1.2-1.95	771,500	1.2-1.95
	5,509,563		4,627,071

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Deferred Tax Assets
	YEAR ENDED DECEMBER 31,
	2012	2011

Net loss carry-forward	9,785	10,055
Other additions for tax Purposes	114	107

Net deferred tax asset before valuation allowance	9,899	10,162
Valuation allowance	(9,899)	(10,162)

Net deferred tax asset	-	-

Schedule of Net Profit (Loss)
	YEAR ENDED DECEMBER 31,
	2012	2011

United States	(40)	49
Israel	864	1,040

Schedule of Net Operating Loss Carry-Forwards
Israel	38,500
United States *	500

39,000

SUPPLEMENTARY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY INFORMATION [Abstract]
Schedule of Accounts Receivable
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

A. Accounts receivable

(1) Trade - allowance for doubtful accounts:

Balance at beginning of year	63	9
Charged to statement of operations	(13)	54

Balance at end of year	50	63

(2) Other:

Prepaid expenses	73	52
Israeli Government departments and agencies	86	69
	159	121

Schedule of Accounts Payable and Other Accruals
December 31
	2 0 1 2	2 0 1 1
	$ in thousands

B. Accounts payable and accruals - other:

Employees and employee institutions	63	52
Israeli Government departments and agencies	115	154
Provision for vacation and recreation pay	82	63
Provision for product warranty	95	57
Liability for commissions to agents	47	39
Accrued expenses and sundry	68	46
	470	411

Schedule of Credit from Banks
C.	Credit from banks:
	% interest rate	December 31
	as of	2 0 1 2	2 0 1 1
	December 31, 2012	$ in thousands
Short-term loans from banks:
Linked to the Dollar	2.5	183	190
Linked to the Euro		-	-
		183	190

Schedule of Cost of Revenues
D.	Cost of revenues:
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands
Industrial operations:
Materials consumed	1,746	1,063	945
Payroll and related expenses	373	362	318
Subcontracted work	244	160	158
Depreciation and amortization	3	2	208
Other production expenses	595	416	211
Royalties (see Note 10a)	-	17	120
	2,961	2,020	1,960

Schedule of Financing Expenses, Net
E.	Financial expenses, net:
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands
Income:
Exchange differences	-	3	-
Other	2	120	-
	2	123	-
Expenses:
Interest
In respect of liability to related parties	-	9	-
In respect of credit from banks	46	83	69
Exchange differences	21	-	156
Other	69	-	66
	136	92	291

	(134)	(31)	291

RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTIES [Abstract]
Schedule of Related Party Transactions and Balances
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands

Managements fees - included in General and administrative	354	375	302

Balance with related parties:
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands

Short Terms Loan	200	191	270

Long Terms Loan	-	100	139

GEOGRAPHICAL SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
GEOGRAPHICAL SEGMENTS [Abstract]
Schedule of Revenues by Geographic Areas

	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands

North America (mainly the United States)	1,966	1,737	1,812
Germany	950	182	400
Italy	175	730	83
Other European countries	1,609	734	570
China	1,246	660	580
Japan	-	100	-
Korea	-	270	380
Israel	123	268	-
Other Far Eastern countries	639	964	87
	6,708	5,645	3,912

Schedule of Long-Lived Assets by Geographic Areas

	Year ended
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Israel	737	718
U.S.A.	17	20
	754	738

GENERAL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2009
GENERAL [Abstract]
Sale of subsidiary, gain		$ 550
Sale of subsidiary, amount of debt extinguished		675
Sale of subsidiary, period for installments		10 years
Total debt	1,600
Total debt, amount maturing in 5 years	1,000
Total debt, amount maturing in 5 years, start date	Jan 1, 2011
Total debt, amount maturing in 10 years	$ 600
Total debt, amount maturing in 10 years, start date	Jul 31, 2015

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other assets - Goodwill and Intangible Assets
Goodwill impairment loss				$ 1,553	$ 1,981
Revenue recognition
Consignment	109
Advertising expenses
Advertising expenses	30	92	16
Stock-based compensation
Stock based compensation	$ 25	$ 35
Stock Options And Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	10,134,915	13,293,367	23,158,644

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Annual Depreciation Rates) (Details)	Dec. 31, 2012
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	10.00%
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	20.00%
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	15.00%
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	20.00%

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Annual Amortization Rates) (Details)	Dec. 31, 2012
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	10.00%
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	20.00%
Customer relations [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	10.00%
Customer relations [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	20.00%
Distribution network [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	10.00%
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	8.33%

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 562	$ 275
Work in process	77	107
Finished products	134	94
Total inventories	773	476
Inventory write-down	$ 643	$ 681

OTHER LONG-TERM RECEIVABLES AND INVESTMENT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Jun. 21, 2007	Feb. 21, 2006	Jul. 22, 2004	Dec. 31, 2012	Dec. 31, 2011
OTHER LONG-TERM RECEIVABLES AND INVESTMENT [Abstract]
Deposits on leased vehicle (see also Note 9b2)				$ 22	$ 12
Loan to former subsidiary (Scanmaster) (see Note 1)				103	152
Investment				61 [1]	61	[1]
Other long-term receivables and investment				$ 186	$ 225
Debt conversion, shares issued	1,492,063	6,000,000	197,217
Percentage of MCL shares held				2.50%

[1]	On July 22, 2004, the Company converted a convertible loan that had been granted to Micro Components Ltd. ("MCL") into 197,217 ordinary shares of MCL. As of December 31, 2012 the Company holds 2.5% of MCL's ordinary shares.

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,773	$ 1,787
Less - accumulated depreciation and amortization	1,730	1,737
Property and equipment, net	43	50
Depreciation and amortization expenses	7	13	33
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,705	1,721
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24	22
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 44	$ 44

LONG-TERM LIABILITIES - LOANS AND OTHER (Schedule of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
LONG-TERM LIABILITIES - LOANS AND OTHER [Abstract]
Loans from banks	$ 849	[1]	$ 1,024	[1]
Loans from Shareholders		[2]	100	[2]
Loans from Other	340	[3]	509	[3]
Total long-term debt	$ 1,189		$ 1,633

[1]	On November 2009 the Company signed new agreements with its bank to restructure its credit arrangments. According to the agreement the Banks agreed to maintain the Company's credit and financing facilities, as well as to delay repayment of the principal on outstanding loans to a four year period commencing on January 1, 2012 by quarterly payment including yearly interest rate of Libor +2%.On May 2010, the Company signed new agreements with Bank Le'umi Le'Israel BM and Bank Hapoalim BM (the "Banks"), for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks forgave approximately $2.4M of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and have agreed to the repayment by the Company of $1 million over 5 years and a further $600K over 10 years.
[2]	On May 2010 the Company signed agreements with its major shareholders to loan US $100 thousands. The loan is repayable upon fulfillment of certain conditions (as further elaborated in the agreement) aimed to ensure the Company achieved financial stability prior to repayment.Further, the Company's major shareholders agreed to delay payment of the first US $100 thousands of their salary until July 2011, at which time the company shall repay them in three equal monthly installments.
[3]	On May 2010 the Company signed loan agreement with Mivtach (former Shareholder) of approximately $850 thousands to which the Company will repay the loan over five years in equal quarterly installments, plus interest at the US Dollar annual LIBOR rate.

LONG-TERM LIABILITIES - LOANS AND OTHER (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Feb. 21, 2006	Dec. 31, 2012 Line of Credit [Member]	May 31, 2010 Banks [Member]	May 31, 2010 Shareholders [Member]	May 31, 2010 Mivtach [Member]
Debt Instrument [Line Items]
Interest rate over LIBOR				2.00%
Amount of debt extinguished	$ 675				$ 2,400
Total debt, amount maturing in 5 years		1,000			1,000
Total debt, amount maturing in 10 years		600			600
Debt instrument, face amount			$ 3,000			$ 100	$ 850
Debt instrument, number of installments						3	20

LONG-TERM LIABILITIES - LOANS AND OTHER (Schedule of Future Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM LIABILITIES - LOANS AND OTHER [Abstract]
2013	$ 364	$ 464
2014	364	364
2015	194	363
2016 and thereafter	267	442
Total long-term debt	$ 1,189	$ 1,633

COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 07, 2007 USD ($)	Dec. 31, 2012 Premises [Member] USD ($)	Dec. 31, 2011 Premises [Member] USD ($)	Dec. 31, 2010 Premises [Member] USD ($)	Dec. 31, 2012 Vehicles [Member] USD ($)	Dec. 31, 2011 Vehicles [Member] USD ($)	Dec. 31, 2010 Vehicles [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty percentage												3.00%	5.00%
Maximum percentage of grants received	100.00%	100.00%
Royalty expenses			$ 17,000	$ 120,000
Royalty percentage, increase in export sales	4.00%	4.00%
Possible delinquent royalties					480,000
Possible delinquent royalties, allowance	90,000
Royalty payable	849,000
Periodic installment of debt		36
Lease Type [Line Items]
Lease deposits	22,000		12,000			27,000			12,000
Rent expenses						$ 92,000	$ 92,000	$ 329,000	$ 87,000	$ 83,000	$ 115,000
Lease expiration date						Jan 1, 2014
Lease expiration date, minimum									Jan 1, 2012
Lease expiration date, maximum									Jan 1, 2014
Extended option term						4 years

COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Premises [Member]
Lease Type [Line Items]
2013	$ 81
2014	46
Total minimum lease commitments	127
Vehicles [Member]
Lease Type [Line Items]
2013	76
2014	23
2015	8
Total minimum lease commitments	$ 107

SHAREHOLDER' EQUITY (Narrative) (Details) (USD $)	1 Months Ended						12 Months Ended
	Dec. 31, 2009	Jun. 30, 2007	Jun. 22, 2007	Jun. 21, 2007	Feb. 21, 2006	Jul. 22, 2004	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2008
SHAREHOLDER' EQUITY [Abstract]
Shares issued	18,664,078	9,465,544	9,523,810	793,651
Shares issued, price per share	$ 0.097	$ 0.315		$ 0.315
Net proceeds from sale of stock	$ 1,810,416	$ 2,981,000		$ 250,000			$ 760,000
Issuance of warrants to purchase common stock	9,332,039	4,732,774	2,380,952	396,825	4,000,000
Exercise price of warrant issued	0.139	0.45	0.45	0.45	0.5
Warrant term	4 years	4 years	4 years	4 years
Debt conversion, original debt amount	627,000			470,000
Debt conversion, shares issued				1,492,063	6,000,000	197,217
Debt conversion, price per share				$ 0.315	$ 0.5
Debt instrument, face amount					$ 3,000,000
Number of shares waived			3,000,000
Maximum number of shares to be exercised			1,000,000
Issuance of warrants to purchase common stock, from subsidiary			2,939,192
Number of shares transferred										1,380,000
2000 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized							4,500,000
Plan term							10 years
Exercise price, minimum percentage of fair market value							85.00%
2000 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
2000 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							4 years
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized							3,500,000
Vesting period							4 years
Plan term							10 years
Exercise price, minimum percentage of fair market value							85.00%
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized							2,000,000
Plan term							10 years
2006 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage							25.00%
2006 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							10 years
Vesting percentage							33.00%

SHAREHOLDER' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Number
Options outstanding at beginning of year	6,139,463		6,755,463		5,159,102
Granted	85,000	[1]	150,000	[1]	2,900,000	[1]
Exercised
Forfeited	(714,900)		(766,000)		(1,303,639)
Options outstanding at end of year	5,509,563		6,139,463		6,755,463
Options exercisable at year end	4,627,071		4,371,053		3,907,131
Weighted average fair value of options granted during the year	$ 0.08		$ 0.09		$ 0.04
Weighted average exercise price
Options outstanding at beginning of year	$ 0.45		$ 0.45		$ 0.71
Granted	$ 0.08	[1]	$ 0.09	[1]	$ 0.05	[1]
Exercised	$ 0		$ 0		$ 0
Forfeited	$ 0.42		$ 0.39		$ 0.61
Options outstanding at end of year	$ 0.45		$ 0.45		$ 0.45
Options exercisable at year end	$ 0.55		$ 0.45		$ 0.71

[1]	Options granted in 2012, 2011 and 2010 were granted with exercise price that was at market value or above.

SHAREHOLDER' EQUITY (Schedule of Fair Value of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHAREHOLDER' EQUITY [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	92.00%	99.00%	92.00%
Risk-free interest rate	1.50%	2.02%	3.30%
Expected life	4 years	4 years	4 years

SHAREHOLDER' EQUITY (Schedule of Information about Options Granted) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 0.05-0.32 [Member]	Dec. 31, 2012 0.05-0.32 [Member] Minimum [Member]	Dec. 31, 2012 0.05-0.32 [Member] Maximum [Member]	Dec. 31, 2012 0.4-0.46 [Member]	Dec. 31, 2012 0.4-0.46 [Member] Minimum [Member]	Dec. 31, 2012 0.4-0.46 [Member] Maximum [Member]	Dec. 31, 2012 0.49-0.70 [Member]	Dec. 31, 2012 0.49-0.70 [Member] Minimum [Member]	Dec. 31, 2012 0.49-0.70 [Member] Maximum [Member]	Dec. 31, 2012 0.75-0.85 [Member]	Dec. 31, 2012 0.75-0.85 [Member] Minimum [Member]	Dec. 31, 2012 0.75-0.85 [Member] Maximum [Member]	Dec. 31, 2012 1.2-1.25 [Member]	Dec. 31, 2012 1.2-1.25 [Member] Minimum [Member]	Dec. 31, 2012 1.2-1.25 [Member] Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	5,509,563	6,139,463	6,755,463	5,159,102	3,123,036			127,500			403,193			1,084,334			771,500
Options outstanding, weighted average remaining contractual life						7 months 17 days	8 years 4 months 21 days		4 years 3 months 11 days	5 years 1 month 13 days		29 days	5 years 4 days		10 months 21 days	4 years 3 months 15 days		1 year 2 months 12 days	1 year 11 months 12 days
Options exercisable	4,627,071	4,371,053	3,907,131		2,240,544			127,500			403,193			1,084,334			771,500
Options exercisable, weighted average remaining contractual life						7 months 17 days	8 years 4 months 21 days		4 years 3 months 11 days	5 years 1 month 13 days		29 days	5 years 4 days		10 months 21 days	4 years 3 months 15 days		1 year 2 months 12 days	1 year 11 months 12 days
Exercise price, minimum					$ 0.05			$ 0.4			$ 0.49			$ 0.75			$ 1.2
Exercise price, maximum					$ 0.32			$ 0.46			$ 0.7			$ 0.85			$ 1.25

TAXES ON INCOME (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Net loss carry-forward	$ 9,785	$ 10,055
Other additions for tax Purposes	114	107
Net deferred tax asset before valuation allowance	9,899	10,162
Valuation allowance	(9,899)	(10,162)
Net deferred tax asset

TAXES ON INCOME (Schedule of Net Profit (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
United States	$ (40)	$ 49
Israel	$ 864	$ 1,040

TAXES ON INCOME (Schedule of Net Operating Loss Carry-Forwards) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Israel	$ 38,500
United States	500 [1]
Tax Loss Carry-Forwards	$ 39,000
Expiration year	2027

[1]	Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES [Abstract]
Bank deposits	$ 31

SUPPLEMENTARY INFORMATION (Schedule of Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Trade - allowance for doubtful accounts
Balance at beginning of year	$ 63	$ 9
Charged to statement of operations	(13)	54
Balance at end of year	50	63
Other:
Prepaid expenses	73	52
Israeli Government departments and agencies	86	69
Total other assets	$ 159	$ 121

SUPPLEMENTARY INFORMATION (Schedule of Accounts Payable and Other Accruals) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts payable and accruals - other:
Employees and employee institutions	$ 63	$ 52
Israeli Government departments and agencies	115	154
Provision for vacation and recreation pay	82	63
Provision for product warranty	95	57
Liability for commissions to agents	47	39
Accrued expenses and sundry	68	46
Total accounts payable and accruals - other	$ 470	$ 411

SUPPLEMENTARY INFORMATION (Schedule of Credit from Banks) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010 The Banks [Member]	Dec. 31, 2012 Linked To Dollar [Member]	Dec. 31, 2011 Linked To Dollar [Member]	Dec. 31, 2012 Linked To Euro [Member]	Dec. 31, 2011 Linked To Euro [Member]
Debt Instrument [Line Items]
% interest rate as of December 31, 2012					2.50%
Credit from banks		$ 183	$ 190		$ 183	$ 190
Amount of debt extinguished	675			2,400
Total debt, amount maturing in 5 years		1,000		1,000
Total debt, amount maturing in 10 years		$ 600		$ 600

SUPPLEMENTARY INFORMATION (Schedule of Cost of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Industrial operations:
Materials consumed	$ 1,746	$ 1,063	$ 945
Payroll and related expenses	373	362	318
Subcontracted work	244	160	158
Depreciation and amortization	3	2	208
Other production expenses	595	416	211
Royalties (see Note 10a)		17	120
Total cost of revenues	$ 2,961	$ 2,020	$ 1,960

SUPPLEMENTARY INFORMATION (Schedule of Financial Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Exchange differences		$ 3
Other	2	120
Total Income	2	123
Expenses:
Interest - In respect of liability to related parties		9
Interest - In respect of credit from banks	46	83	69
Exchange differences	21		156
Other	69		66
Total Expenses	136	92	291
Financial expenses, net	$ 134	$ (31)	$ 291

RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED PARTIES [Abstract]
Management fees - included in General and administrative	$ 354	$ 375	$ 302
Short Terms Loan	200	191	270
Long Terms Loan		$ 100	$ 139

GEOGRAPHICAL SEGMENTS (Schedule of Revenues by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 6,708	$ 5,645	$ 3,912
North America (mainly the United States) [Member]
Segment Reporting Information [Line Items]
Revenues	1,966	1,737	1,812
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	950	182	400
Italy [Member]
Segment Reporting Information [Line Items]
Revenues	175	730	83
Other European Countries [Member]
Segment Reporting Information [Line Items]
Revenues	1,609	734	570
China [Member]
Segment Reporting Information [Line Items]
Revenues	1,246	660	580
Japan [Member]
Segment Reporting Information [Line Items]
Revenues		100
Korea [Member]
Segment Reporting Information [Line Items]
Revenues		270	380
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	123	268
Other Far Eastern Countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 639	$ 964	$ 87

GEOGRAPHICAL SEGMENTS (Schedule of Long-Lived Assets by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Long-lived assets	$ 754	$ 738
Israel [Member]
Segment Reporting Information [Line Items]
Long-lived assets	737	718
U.S.A. [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 17	$ 20